RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

For the three months ended January 31, 2025 and 2024, the Company sold a total of approximately $0 and $35,000 of product to a management services organization (“MSO”) that provides administrative services and contracts for medical supplies for several medical practices, of which Dr. George Shapiro, the Company’s Chief Medical Officer and a member of the board of directors has an indirect economic interest in the parent company that owns the MSO.

During November 2024, the Company received a capital call notice from Exotropin, in which the Company’s pro-rata share was $126,000 (“November Capital Call”). The Company has yet committed to participating in the November Capital Call. If the Company does not elect to participate, its interest in Exotropin would be reduced to approximately 5.6% based on all other members fully participating in the November Capital Call (see Note 7).

NOTE 8 – RELATED PARTY TRANSACTIONS

For the year ended October 31, 2024 and 2023, the Company sold a total of approximately $199,000 and $181,000 of product to a management services organization (“MSO”) that provides administrative services and contracts for medical supplies for several medical practices, of which Dr. George Shapiro, the Company’s Chief Medical Officer and a member of the board of directors has an indirect economic interest in the parent company that owns the MSO.

At October 31, 2023, advances payable to a former officer were $221,000. The advances are non-interest bearing and there were no formal arrangements regarding the repayment of the advances. During the year ended October 31, 2024, the Company had determined that the statute of limitations had run for the ability of the affiliate to enforce a claim to collect the advances. As a result, the Company wrote-off the full balance of the advances payable to an affiliate of a former executive of $221,000. The Company recorded the write-off as other income during the year ended October 31, 2024.

In connection with the sale of securities to an Investor (see Note 12), the Company entered into a supply agreement with an affiliate of the Investor to sell our products to such party and entered into a non-binding term sheet with another affiliate of the Investor pursuant to which such affiliate had the option until October 31, 2024 (subject to various conditions including the negotiation and execution of definitive agreements) to invest in a newly formed subsidiary through which ZEO intended to conduct clinical trials on its present and planned products. The option was not exercised and has expired.

During the year ended October 31, 2023, the Company invested $100,000 in cash (representing a 10% equity interest at the time of the investment) in Exotropin (see Note 6). At the time of the investment, both Greyt Ventures, LLC, a principal shareholder of the Company (“Greyt”) and Skycrest Holdings, LLC, a former principal shareholder of the Company (“Skycrest”), each owned a 20% interest in Exotropin. In addition, Mr. Robert Smoley, a consultant and advisor to the Company was also the Chief Operating Officer of Exotropin (until November 2024). In addition, the Company’s CMO was granted an option to acquire up to 200,000 membership interests in Exotropin, of which 100,000 vested immediately and the remaining $100,000 will vest based on future sales of Exotropin attributed to the CMO. The option price is $20,000 for the 200,000 membership interests. During the year ended October 31, 2024, pursuant to a capital call notice received from Exotropin, the Company invested an additional $45,000 in cash (representing its 8.96% equity interest at the time of the capital call). During November 2024, the Company received a capital call notice from Exotropin, in which the Company’s pro-rata share was $126,000 (“November Capital Call”). The Company has yet committed to participating in the November Capital Call. If the Company does not elect to participate, its interest in Exotropin would be reduced to approximately 5.6% based on all other members fully participating in the November Capital Call.